Income Taxes - Summary of Tax Loss Carryforwards Expiration (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 79,022
Without expiration dates	49,866
TOTAL	79,022
Expires 2020 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	32
Thereafter [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 29,124